Consolidated Statements of Shareholders’ Equity - USD ($)		Class A Ordinary Shares		Class B Ordinary Shares	Additional Paid-in Capital Amount	Accumulated deficit Amount	Accumulated other comprehensive (loss) income Amount	Non- controlling interests Amount	Total
Balance at Dec. 31, 2019		$ 6,597,362		$ 22,437,754	$ 24,887,624	$ (37,555,980)	$ (5,552)	$ (1,509,456)	$ 14,851,752
Balance (in Shares) at Dec. 31, 2019	[1]	659,736		2,243,776
Issuance of Class A Ordinary Shares and warrants, net of issuance cost		$ 4,120,581			12,661,754				16,782,335
Issuance of Class A Ordinary Shares and warrants, net of issuance cost (in Shares)		412,058	[1]
Issuance of shares to non-controlling interest					25,715			(25,715)
Warrant Exchange		$ 540,540			(540,540)
Warrant Exchange (in Shares)		54,054	[1]
Share-based compensation					1,478,565				1,478,565
Exercise of warrants		$ 313,513			(313,513)
Exercise of warrants (in Shares)		31,351	[1]
Exercise of options		$ 12,328			48,298				60,626
Exercise of options (in Shares)		1,233	[1]
Exchange difference on translation of foreign operation							58,848		58,848
Net income (loss)						7,066,854		(2,146,687)	4,920,167
Balance at Dec. 31, 2020		$ 11,584,324		$ 22,437,754	38,247,903	(30,489,126)	53,296	(3,681,858)	38,152,293
Balance (in Shares) at Dec. 31, 2020	[1]	1,158,432		2,243,776
Issuance of Class A Ordinary Shares		$ 1,387,925			2,612,075				4,000,000
Issuance of Class A Ordinary Shares (in Shares)		138,793	[1]
Disposal of subsidiaries under common control transaction					303,419		(5,386)	(300,000)	(1,967)
Disposal of subsidiaries								7,962	7,962
Issuance of shares to non-controlling interest					66,783			(61,423)	5,360
Share-based compensation					1,682,460				1,682,460
Exercise of warrants		$ 40,000			90,012				130,012
Exercise of warrants (in Shares)		4,000	[1]
Exercise of options		$ 190,159			504,065				694,224
Exercise of options (in Shares)		19,016	[1]
Exchange difference on translation of foreign operation							(49,929)		(49,929)
Net income (loss)						(25,048,389)		(2,065,904)	(27,114,293)
Balance at Dec. 31, 2021		$ 13,202,408		$ 22,437,754	43,506,717	(55,537,515)	(2,019)	(6,101,223)	17,506,122
Balance (in Shares) at Dec. 31, 2021	[1]	1,320,241		2,243,776
Issuance of shares to non-controlling interest					52,024			(52,024)
Share-based compensation					1,646,999				1,646,999
Exercise of options		$ 67,120			102,340				169,460
Exercise of options (in Shares)		6,712	[1]
Exchange difference on translation of foreign operation							35,826		35,826
Net income (loss)						(9,799,560)		(1,725,542)	(11,525,102)
Balance at Dec. 31, 2022		$ 13,269,528		$ 22,437,754	$ 45,308,080	$ (65,337,075)	$ 33,807	$ (7,878,789)	$ 7,833,305
Balance (in Shares) at Dec. 31, 2022	[1]	1,326,953		2,243,776

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.